Contract Acquisition Assets (Tables)	12 Months Ended
Jun. 30, 2021
Contract assets [abstract]
Schedule of Reconciliation of Contract Acquisition Assets

	Years ended June 30,
	2021	2020

Balance, beginning of year	$13,344	$11,906
Contract acquisition costs incurred	12,160	10,032
Amortization	(10,980)	(8,594)

Balance, end of year	14,524	13,344
Less: current portion	(8,253)	(7,501)

	$6,271	$5,843